PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
Schedule of property and Equipment

	December 31,
	2023	2024
	RMB	RMB
Office buildings	—	25,679
Furniture	18,277	15,795
Office equipment	164,261	163,893
Leasehold improvements	80,782	63,784
Total property and equipment	263,320	269,151
Less: accumulated depreciation	(197,256)	(186,646)
Less: Impairment	—	(60,914)
Property and equipment, net	66,064	21,591

Schedule of depreciation Expense

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cost of revenues	55,911	38,026	30,003
Selling and marketing expenses	3,390	2,188	1,181
General and administrative expenses	6,456	4,921	8,624
Research and development expenses	140	2	28
Total	65,897	45,137	39,836